Provisions (Details)	Dec. 31, 2025	Dec. 31, 2024
Workers’ Profit Sharing [Member]
Distribution [Line Items]
Percentage of distributions to employees based on number of days that each employee worked during the preceding year	50.00%	50.00%
Proportionate annual salary levels	50.00%	50.00%
Bottom of range [Member] | Workers’ Profit Sharing [Member]
Distribution [Line Items]
Percentage of employee profit sharing	8.00%	8.00%
Bottom of range [Member] | Rehabilitation Provision [Member]
Distribution [Line Items]
Risk-free discount rate percentage	0.49%	0.53%
Top of range [member] | Workers’ Profit Sharing [Member]
Distribution [Line Items]
Percentage of employee profit sharing	10.00%	10.00%
Top of range [member] | Rehabilitation Provision [Member]
Distribution [Line Items]
Risk-free discount rate percentage	4.84%	4.86%